COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated November 24, 2010

to the Statements of Additional Information (the “SAI”s)

listed below, each as supplemented

Columbia Conservative High Yield Fund

Columbia Federal Securities Fund

Columbia Greater China Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia International Stock Fund

Columbia Technology Fund

Supplement to the SAIs dated January 1, 2010

Columbia Asset Allocation Fund

Columbia Disciplined Value Fund

Columbia Liberty Fund

Supplement to the SAI dated February 1, 2010

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the SAI dated March 1, 2010

Columbia Tax-Exempt Fund

Supplement to the SAI dated April 1, 2010

Columbia Blended Equity Fund

Columbia International Growth Fund

Columbia Mid Cap Core Fund

Columbia Short-Intermediate Bond Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia World Equity Fund

Supplement to the SAI dated August 1, 2010

Columbia Core Bond Fund

Supplement to the SAI dated September 1, 2010

Columbia Asset Allocation Fund II

Columbia California Intermediate Municipal Bond Fund

Columbia Convertible Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia High Income Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund
Columbia Multi-Advisor International Equity Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Corporate Bond Portfolio

Mortgage-and Asset-Backed Portfolio

Supplement to the SAI dated September 27, 2010

•

For each SAI with the sections entitled Purchase, Redemption and Pricing of Shares – Purchase and Redemption and, if applicable, Appendix C – Sales Charge Waivers, the text of the last two paragraphs in the subsection entitled Front-End Sales Charge Waivers is deleted in its entirety and replaced with the following disclosure:

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Class A, B, C or T shares of another fund in the Columbia Funds Complex (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds using the Columbia brand prior to September 27, 2010 without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Funds when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Shareholders should retain this Supplement for future reference.

C-6506-1 A (11/10)